Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	STONE RIDGE TRUST
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 28, 2015
Prospectus Date	Feb. 28, 2015
Stone Ridge Reinsurance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	SREIX
Stone Ridge Reinsurance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	SREMX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	SHRIX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	SHRMX